Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Goodwill
Schedule of goodwill

Amount
December 31, 2025	$8,079,456
—
June 30, 2026	$8,079,456

Amount
December 31, 2023	$18,293,572
Impairment charge	(10,214,116)
December 31, 2024	$8,079,456

December 31, 2025	$8,079,456